Basis of Presentation and Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per share - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Numerator: Income attributable to Class A common stock
Less applicable Delaware franchise tax expense	$ (4,110)	$ (21,124)
Class A Common Stock [Member]
Numerator: Income attributable to Class A common stock
Investment income earned on marketable securities held in Trust Account	4,110	21,124
Investment income attributable to Class A common stock	$ 0	$ 0
Denominator: Weighted average Class A common shares outstanding
Divided by basic and diluted weighted average shares outstanding (in Shares)	11,500,000	11,500,000
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Class B Common Stock [Member]
Numerator: Income attributable to Class A common stock
Investment income attributable to Class A common stock	$ 0	$ 0
Denominator: Weighted average Class A common shares outstanding
Divided by basic and diluted weighted average shares outstanding (in Shares)	2,875,000	2,875,000
Basic and diluted net income per share (in Dollars per share)	$ (1.06)	$ (0.37)
Numerator: Net loss excluding investment income attributable to Class A shares
Net loss	$ (3,042,567)	$ (1,052,699)
Net loss applicable to Class B common stock	$ (3,042,567)	$ (1,052,699)